Long-term investments - Equity method investments (Details) $ / shares in Units, ¥ in Thousands, kr in Thousands, $ in Thousands					1 Months Ended							2 Months Ended	12 Months Ended
	Sep. 01, 2021 CNY (¥)	Jul. 26, 2021 CNY (¥) shares	Jul. 26, 2021 USD ($) $ / shares shares	Apr. 28, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 SEK (kr)	Apr. 30, 2022 investment	Jan. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 SEK (kr)	May 31, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2023	Aug. 31, 2021
Long-term investments
Cash contribution to acquire equity method investment													¥ 0	$ 0	¥ 79,442	¥ 1,145,637
Excess of consideration over the carrying amount of the equity investment																689,670
Remeasured equity interest at fair value					¥ 284,536								252,407		284,536
Gain as a result of deconsolidation								¥ 71,974					¥ 0	$ 0	71,974	¥ 10,579
JICA
Long-term investments
Ownership interest																	70.00%
SiEngine Technology Co., Ltd
Long-term investments
Cash contribution to acquire equity method investment		¥ 68,967	$ 10,600
Value of shares issued to acquire equity method investment		620,703	95,800
Carrying amount of the Company's controlling shareholder | $			$ 0
Excess of consideration over the carrying amount of the equity investment		¥ 689,670
SiEngine Technology Co., Ltd | Series B Redeemable Convertible Preferred
Long-term investments
Number of shares issued to acquire equity method investment | shares		9,882,082	9,882,082
Issuance price (in USD per share) | $ / shares			$ 9.70
Geely Group
Long-term investments
Equity interest (as a percent)				50.00%
Cash contribution to acquire equity method investment				¥ 200,000
Suzhou Chenling Investment LLP
Long-term investments
Equity interest (as a percent)											9.416%
Cash contribution to acquire equity method investment											¥ 200,000
Volvo Cars
Long-term investments
Equity interest (as a percent)									40.00%	40.00%			60.00%
Cash contribution to acquire equity method investment					17,478	kr 25,620			¥ 269,813	kr 360,000
SiEngine Technology Co., Ltd
Long-term investments
Equity interest (as a percent)			34.61%
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Long-term investments
Equity interest (as a percent)	49.00%																	51.00%
Equity interest sold (as a percent)	2.00%
Cash consideration for sale of equity method investment	¥ 1,000
Remeasured equity interest at fair value	24,500
Gain as a result of deconsolidation	¥ 10,579
Suzhou Photon-Matrix
Long-term investments
Equity interest sold (as a percent)								3.45%
Number of equity method investments spun off | investment							3
Cash consideration for sale of equity method investment								¥ 10,000
Remeasured equity interest at fair value					64,000			¥ 64,000							64,000
Gain as a result of deconsolidation															¥ 71,974
Suzhou Photon-Matrix | Minimum
Long-term investments
Equity interest (as a percent)								49.17%
Suzhou Photon-Matrix | Maximum
Long-term investments
Equity interest (as a percent)								50.92%
ECARX HK
Long-term investments
Equity interest (as a percent)													40.00%
Cash contribution to acquire equity method investment					¥ 11,652	kr 17,080
Anhui Xinzhi
Long-term investments
Cash consideration for sale of equity method investment												¥ 28,500